Related Party Transactions - Transactions with Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Net revenues	$ 17,286	$ 16,128	$ 12,761
Cost of sales	8,999	8,493	7,435
Trade accounts receivable, net	1,731	1,970
Trade accounts payable	1,856	2,122
Related Party
Related Party Transaction [Line Items]
Trade accounts receivable, net	0	5	2
Trade accounts payable	6	2	0
Related Party | Sales and services
Related Party Transaction [Line Items]
Net revenues	5	13	8
Related Party | Purchases and other contributions
Related Party Transaction [Line Items]
Cost of sales	$ 27	$ 25	$ 19